INVENTORY	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORY

NOTE 3 – INVENTORY

Inventory consists of raw materials. Costs of raw materials are determined using the FIFO method. Inventory is stated at the lower of costs or market (estimated net realizable value).